Consolidated Statement of Shareholders' Equity (USD $)	Total	Ordinary shares [Member]	Paid - in capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010
Balance (in shares) at Dec. 31, 2010
Shares effectively issued to founder	30,001	3,125	26,876
Shares effectively issued to founder (in shares)		3,125,000
Contributions By Founder:
Net income (loss)	(1,465)			(1,465)
Balance at Dec. 31, 2011	28,536	3,125	26,876	(1,465)
Balance (in shares) at Dec. 31, 2011		3,125,000
Contributions By Founder:
Contribution by founder	98,560		98,560
Net income (loss)	321,316			321,316
Balance at Dec. 31, 2012	448,412	3,125	125,436	319,851
Balance (in shares) at Dec. 31, 2012		3,125,000
Contributions By Founder:
Cash	40,000		40,000
General and administrative expenses	131,950		131,950
Oil and gas assets	3,009,832		3,009,832
Outstanding shares of Lone Oak Acquisition Corporation at the time of the time of the reverse merger	5,183,457	1,705	5,181,752
Outstanding shares of Lone Oak Acquisition Corporation at the time of the time of the reverse merger (in shares)		1,704,826
Net income (loss)	191,719			191,719
Balance at Dec. 31, 2013	9,005,370	4,830	8,488,970	511,570
Balance (in shares) at Dec. 31, 2013		4,829,826
Shares sold to officer	2,000,009	190	1,999,819
Shares sold to officer (in shares)		190,477
Contributions By Founder:
Stock-based compensation	139,738		139,739
Net income (loss)	618,322			618,322
Balance at Jun. 30, 2014	$ 11,763,439	$ 5,020	$ 10,628,527	$ 1,129,892
Balance (in shares) at Jun. 30, 2014		5,020,303